Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000015999 | Goldman Sachs9236334
Holdings [Line Items]
Percent of Total Investments	8.60%
C000015999 | FHLB DN9236248
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015999 | FHLB DN9236239
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015999 | United States Treasury Bills9236277
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015999 | FHLB DN9236228
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015999 | FFCB9236208
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015999 | United States Treasury Notes9236309
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015999 | Barclays9236322
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015999 | Daiwa MBS9236328
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015999 | FNMA DN9236216
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015999 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000015999 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000015999 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000016001 | Goldman Sachs9236334
Holdings [Line Items]
Percent of Total Investments	8.60%
C000016001 | FHLB DN9236248
Holdings [Line Items]
Percent of Total Investments	6.10%
C000016001 | FHLB DN9236239
Holdings [Line Items]
Percent of Total Investments	4.30%
C000016001 | United States Treasury Bills9236277
Holdings [Line Items]
Percent of Total Investments	3.70%
C000016001 | FHLB DN9236228
Holdings [Line Items]
Percent of Total Investments	3.10%
C000016001 | FFCB9236208
Holdings [Line Items]
Percent of Total Investments	2.60%
C000016001 | United States Treasury Notes9236309
Holdings [Line Items]
Percent of Total Investments	2.60%
C000016001 | Barclays9236322
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016001 | Daiwa MBS9236328
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016001 | FNMA DN9236216
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016001 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016001 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000016001 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000016001 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000016000 | Goldman Sachs9236334
Holdings [Line Items]
Percent of Total Investments	8.60%
C000016000 | FHLB DN9236248
Holdings [Line Items]
Percent of Total Investments	6.10%
C000016000 | FHLB DN9236239
Holdings [Line Items]
Percent of Total Investments	4.30%
C000016000 | United States Treasury Bills9236277
Holdings [Line Items]
Percent of Total Investments	3.70%
C000016000 | FHLB DN9236228
Holdings [Line Items]
Percent of Total Investments	3.10%
C000016000 | FFCB9236208
Holdings [Line Items]
Percent of Total Investments	2.60%
C000016000 | United States Treasury Notes9236309
Holdings [Line Items]
Percent of Total Investments	2.60%
C000016000 | Barclays9236322
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016000 | Daiwa MBS9236328
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016000 | FNMA DN9236216
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016000 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016000 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000016000 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000016000 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9236256
Holdings [Line Items]
Percent of Total Investments	1.40%
C000134824 | New Hope, Cultural Education Facilities Finance9237217
Holdings [Line Items]
Percent of Total Investments	0.90%
C000134824 | Chicago, O'Hare International Airport9236662
Holdings [Line Items]
Percent of Total Investments	0.90%
C000134824 | North Texas, Tollway Authority9236253
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Westchester, Tobacco Asset Securitization9236501
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Illinois State, Housing Development Authority9236936
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Legato Community Authority9237068
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9236268
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | New York State, Dormitory Authority9237284
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Maryland State, Health & Higher Educational Facilities Authority9237119
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134824 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134824 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134824 | Water
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134824 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134824 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134824 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134824 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134824 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134824 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134824 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134824 | Education
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134824 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000134824 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000134824 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9236256
Holdings [Line Items]
Percent of Total Investments	1.40%
C000134825 | New Hope, Cultural Education Facilities Finance9237217
Holdings [Line Items]
Percent of Total Investments	0.90%
C000134825 | Chicago, O'Hare International Airport9236662
Holdings [Line Items]
Percent of Total Investments	0.90%
C000134825 | North Texas, Tollway Authority9236253
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Westchester, Tobacco Asset Securitization9236501
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Illinois State, Housing Development Authority9236936
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Legato Community Authority9237068
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue9236268
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | New York State, Dormitory Authority9237284
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Maryland State, Health & Higher Educational Facilities Authority9237119
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134825 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134825 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134825 | Water
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134825 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134825 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134825 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134825 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134825 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134825 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134825 | Education
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000134825 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000134825 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000134825 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000123069 | Golub Capital BDC 49250569
Holdings [Line Items]
Percent of Total Investments	4.80%
C000123069 | TCW Direct Lending LLC9250578
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123069 | Armada Euro CLO III DAC9251710
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123069 | Oberland Capital Healthcare Solutions LP9250575
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123069 | Petroleos de Venezuela9250622
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123069 | Sandstone Peak III9252038
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | City National Rochdale FIOF Investments (Ireland) Limited9250566
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Oberland Capital Healthcare Solutions Co-Invest Offshore LP9250572
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | YPF9250272
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Sycamore Tree CLO9252043
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123069 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000123069 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123069 | Note
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123069 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123069 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123069 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123069 | Non-Listed Business Development Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000123069 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000123069 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000123069 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	50.90%